Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities of Continuing Operations:
Net income	$ 202,455	$ 314,011	$ 154,602
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations	(97,297)	(177,419)	(81,225)
Depreciation expense	44,584	49,112	50,309
Amortization expense of intangible assets	43,060	43,454	43,614
Amortization expense of deferred financing costs	7,750	5,511	5,330
Loss on extinguishments of debt	46,630
Gain on call options and warrants	(407)
Debt modification costs	2,843
Stock-based compensation	8,816	8,040	7,483
Net gain on sales of businesses and assets	(341)		(296)
Impairment of long-lived assets		3,314	8,088
Deferred income taxes, net	267	25,032	(38,614)
Other	(23,918)	774	12,817
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(52,969)	(4,116)	(831)
Inventories	(10,941)	14,952	(18,520)
Prepaid expenses and other current assets	(7,696)	(865)	5,769
Accounts payable and accrued expenses	(7,209)	(16,535)	14,589
Income taxes receivable and payable, net	29,492	(127,974)	(103,922)
Net cash provided by operating activities from continuing operations	185,119	137,291	59,193
Cash Flows from Investing Activities of Continuing Operations:
Expenditures for property, plant and equipment	(31,616)	(27,942)	(27,069)
Payments for businesses and intangibles acquired, net of cash acquired	(82)	(537)	(410)
Proceeds from sales of businesses and assets, net of cash sold	181,550	314,213	8,464
Proceeds from (investments in) affiliates			(320)
Net cash provided by (used in) investing activities from continuing operations	149,852	285,734	(19,335)
Cash Flows from Financing Activities of Continuing Operations:
Proceeds from long-term borrowings	490,000	10,018	92,897
Reduction in long-term borrowings	(716,570)	(357,608)	(226,687)
Debt and equity issuance and amendment costs	(65,226)		(656)
Increase (decrease) in notes payable and current borrowings	29,700	(1,452)	(492)
Proceeds from stock compensation plans	10,657	1,553	7,955
Payments to noncontrolling interest shareholders	(1,974)	(702)	(739)
Dividends	(54,312)	(54,022)	(53,047)
Purchase of call options	(88,000)
Proceeds from sale of warrants	59,400
Net cash used in financing activities from continuing operations	(336,325)	(402,213)	(180,769)
Cash Flows from Discontinued Operations:
Net cash provided by operating activities	27,983	66,880	111,976
Net cash used in investing activities	(2,050)	(4,533)	(20,116)
Net cash used in financing activities	(302)	(11,075)	(37,240)
Net cash provided by discontinued operations	25,631	51,272	54,620
Effect of exchange rate changes on cash and cash equivalents	(4,130)	8,946	(7,776)
Net increase (decrease) in cash and cash equivalents	20,147	81,030	(94,067)
Cash and cash equivalents at the beginning of the year	188,305	107,275	201,342
Cash and cash equivalents at the end of the year	208,452	188,305	107,275
Cash interest paid	76,646	88,583	113,754
Income taxes paid	$ 97,536	$ 181,051	$ 206,369